Business Combination (Details)				4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 13, 2024 USD ($) $ / shares	Apr. 15, 2024 USD ($)	Apr. 13, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024	Apr. 30, 2024
Business Combination [Line Items]
Exchange ratio			0.00858
Listing fee								$ 33,151,000
Net payment related to business combination								7,662,000
Aggregate principal amount		$ 15,000,000
Interest rate		6.00%
Maturity date		5 years
Secured shares percentage		100.00%
Interest expense						$ 68,797,000	14,310,000	2,476,000
Strike price (in Dollars per share) | $ / shares						$ 35.96
Expiry date						Apr. 15, 2029
Payable for purchase of non current assets						$ 16,400,000
Prepayments				$ 266,478,000	$ 266,478,000	$ 667,462,000	266,478,000
Mining datacenters prior date						Apr. 15, 2024
General and administrative expenses						$ 84,415,000	$ 64,317,000	$ 66,454,000
Net income	$ 3,200,000
Purchase consideration (in Shares) | shares						255,400
Price per share (in Dollars per share) | $ / shares	$ 5.6154
Purchase consideration price per share. (in Dollars per share) | $ / shares						$ 5.6154
Fair value						$ 5,700,000
Fair value of replacement awards						$ 2,100,000
Class A Ordinary Shares [Member]
Business Combination [Line Items]
Exchange ratio			1
Number of shares issued (in Shares) | shares			4,384,796,703	6,130,708	6,130,708	7,258,176	6,130,708	5,436,385
Purchase consideration (in Shares) | shares						12,514,600
Price per share (in Dollars per share) | $ / shares			$ 0.0000001
Shares issued	12,514,600	417,130
Class V Ordinary Shares [Member]
Business Combination [Line Items]
Exchange ratio			0.00858
Number of shares issued (in Shares) | shares			48,399,922
Price per share (in Dollars per share) | $ / shares			$ 0.0000001
Blue Safari Group Acquisition Corporation [Member]
Business Combination [Line Items]
Exchange ratio			0.00858
Number of shares issued (in Shares) | shares			60,281,185
Ownership interest acquired						100.00%
Listing fee			$ 33,151,000
Transaction-related costs						$ 8,000,000
Net payment related to business combination						7,700,000
Cash and cash equivalents			$ 317,000
Interest expense						500,000
Prepayments						6,300,000
General and administrative expenses						300,000
Shares issued			2,607
Fair value							$ 3,600,000
Blue Safari Group Acquisition Corporation [Member] | Class A Ordinary Shares [Member]
Business Combination [Line Items]
Number of shares issued (in Shares) | shares			2,607,498
Blue Safari Group Acquisition Corporation [Member] | Bitdeer's [Member]
Business Combination [Line Items]
Listing fee						33,200,000
Cash and cash equivalents						300,000
Norway Acquisition [Member]
Business Combination [Line Items]
Ownership interest acquired										100.00%
Land recognised as of acquistion date		$ 1,100,000
Other intangible assets		22,400,000
Deferred tax liabilities		$ 5,100,000
Revenue
Net income					$ 3,900,000	$ 5,000,000
FreeChain Acquisition [Member]
Business Combination [Line Items]
Ownership interest acquired									100.00%
Cash and cash equivalents	$ 226,000
Deferred tax liabilities	10,819,000
Revenue
Net income				$ 200			700
Fair value	$ 63,600,000
Useful lives of intangible assets	3 years
Deferred tax liabilities	$ 10,800,000
FreeChain Acquisition [Member] | Class A Ordinary Shares [Member]
Business Combination [Line Items]
Number of shares issued (in Shares) | shares						18,786,600
Shares issued						383,400
General and Administrative Expenses [Member]
Business Combination [Line Items]
General and administrative expenses							$ 300,000